Virtus Balanced Fund

and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated May 31, 2011 to the Prospectuses

dated July 31, 2010, as supplemented

Virtus Bond Fund

and Virtus High Yield Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 31, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Balanced Fund and Tactical Allocation Fund

The following information updates and replaces the portfolio manager disclosure relating to the funds’ subadviser, SCM Advisors, LLC, appearing in each fund’s summary prospectus and in the summary section of the statutory prospectus.

•	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fixed income portion of the fund. Mr. Bishop has been Portfolio Manager since June 2009.
•	Kaushik Saha, Fixed Income Portfolio Manager at SCM Advisors, is a manager of the fixed income portion of the fund. Mr. Saha has been Portfolio Manager since June 2009.

The following information updates and replaces the disclosure under “SCM Advisors” on page 65 of the funds’ statutory prospectus with respect to these two funds only:

Virtus Balanced Fund (fixed income portion only)	Robert L. Bishop, CFA Kaushik Saha (both since 2009)
Virtus Tactical Allocation Fund (fixed income portion only)	Robert L. Bishop, CFA Kaushik Saha (both since 2009)

Robert L. Bishop, CFA. Mr. Bishop is Chief Investment Officer for Fixed Income (since 2008; previously Portfolio Manager (2005-2008)) at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Salomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 30 years of investment experience.

Kaushik Saha. Mr. Saha is Fixed Income Portfolio Manager (since 2008) at SCM Advisors focused primarily on mortgage- and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio Manager and Senior ABS Analyst for Barclays Global Investors (2003-2008) and the Federal Home Loan Mortgage Corp. (1992-2003). He has 18 years of investment experience.

Bond Fund

The following information updates and replaces the portfolio manager disclosure appearing in the fund’s summary prospectus and in the summary section of the statutory prospectus.

Portfolio Management

•	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fund. Mr. Bishop has been Portfolio Manager since 2004.
•	Kaushik Saha, Fixed Income Portfolio Manager at SCM Advisors, is a manager of the fund. Mr. Saha has been Portfolio Manager since 2008.

High Yield Fund

The following information updates and replaces the portfolio manager disclosure appearing in the fund’s summary prospectus and in the summary section of the statutory prospectus.

Portfolio Management

•	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fund. Mr. Bishop has been Portfolio Manager since 2008.
•	Bradley Kane, a fixed income portfolio manager at SCM Advisors, is a manager of the fund. Mr. Kane has been Portfolio Manager since 2009.

Bond Fund and High Yield Fund

The following information updates and replaces the disclosure under “SCM Advisors” on page 124 of the funds’ statutory prospectus:

Virtus Bond Fund	Robert L. Bishop, CFA (since 2004) Kaushik Saha (since 2008)
Virtus High Yield Fund	Robert L. Bishop, CFA (since 2008) Bradley Kane (since 2009)

Robert L. Bishop, CFA. Mr. Bishop is Chief Investment Officer for Fixed Income (since 2008; previously Portfolio Manager (2005-2008)) at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Salomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 30 years of investment experience.

Bradley Kane. Mr. Kane is a fixed income portfolio manager at SCM Advisors, with a primary focus on the high yield market, and is responsible for the design and management of SCM Advisor’s high yield and leveraged loan strategies. He joined SCM Advisors in 2002 as a high yield analyst and has been portfolio manager of SCM Advisor’s leveraged loan portfolios since 2005. Prior to joining SCM Advisors, he was Vice President at GSC Partners (formerly Greenwich Street Capital Partners) and Vice President at Mitchell Hutchins Asset Management, a division of Paine Webber. Mr. Kane has 16 years of investment experience.

Kaushik Saha. Mr. Saha is Fixed Income Portfolio Manager at SCM Advisors focused primarily on mortgage- and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio Manager and Senior ABS Analyst for Barclays Global Investors (2003-2008) and the Federal Home Loan Mortgage Corp. (1992-2003). He has 18 years of investment experience.

Investors should retain this supplement with the Prospectus for future reference.

VET8019&VOT8020/SCMPMs (5/11)